Report of Independent Registered
Public Accounting Firm


Board of Trustees and Shareholders
Thirdline Real Estate Income Fund


In planning and performing our audit
of the financial statements of the
Thirdline Real Estate Income Fund
(the Fund) as of and for the year
ended March 31, 2023, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the purpose
of expressing our opinion on the
financial statements and to
comply with the requirements of Form
NCEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles
(GAAP). A companys internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company
(b) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of
financial statements in accordance with
GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or employees,
in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was
for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the PCAOB.
However, we noted no
deficiencies in the Funds internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness as
defined above as of March 31, 2023.


This report is intended solely for the
information and use of management and
the Board of Trustees of the
Fund and the Securities and Exchange
Commission and is not intended to be
and should not be used by
anyone other than these specified
parties.

/s/ RSM US LLP

Boston, Massachusetts
June 5, 2023





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